Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Consolidated Statements Of Cash Flows (Abstract)
Net Cash Provided by Operating Activities	$ 257,628	$ 189,647
Cash Flows Provided by/(Used in) Investing Activities:
Advances for drillships under construction and related costs	(58,521)	(232,355)
Drilling rigs, drillships machinery, equipment and other improvements	(469,575)	(439,879)
Increase in restricted cash	(9,328)	(24,597)
Net Cash Used in Investing Activities	(537,424)	(696,831)
Cash Flows Provided by/(Used in) Financing Activities:
Proceeds from long term debt and senior notes	462,000	950,000
Principal payments and repayments of long-term debt and senior notes	(25,726)	(561,078)
Net proceeds from common stock issuance	192,707	0
Dividends paid	(50,281)	(25,055)
Payment of financing costs, net	(6,175)	(4,273)
Net Cash Provided by Financing Activities	572,525	359,594
Net increase/(decrease) in cash and cash equivalents	292,729	(147,590)
Cash and cash equivalents at beginning of period	528,933	605,467
Cash and cash equivalents at end of period	$ 821,662	$ 457,877